Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Flexential Parent Corporation (the “Company”)
Guggenheim Securities, LLC (the “Structuring Agent”)
(together, the “Specified Parties”)

Re:	Flexential Issuer, LLC and Flexential Co-Issuer, LLC, Secured Data Center Revenue Term Notes, Series 2022-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Flexential 2022-1 Tape-to-File (3.15.22).xlsx” provided by the Structuring Agent on March 15, 2022, on behalf of the Company, containing information on 40,626 data center service order agreements (the “Service Orders”) as of December 31, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Flexential Issuer, LLC and Flexential Co-Issuer, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes.  We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts were within $1.00, percentages were within 0.1%, Customer Since Date was within 45 days, and Contract End Date was within 30 days.

•	The term “Statistical Disclosure Date” means December 31, 2021.

•	The term “Top Tenants” means the top 25 tenants based on aggregated “Annualized Revenue” of the respective Service Orders in the Data File.

•	The term “Regular Tenants” means tenants that are not Top Tenants.

•
The term “Service Order Information” means the following documents provided by the Company or the Structuring Agent on behalf of the Company: (i) scanned Servicer Orders, (ii) scanned amended and/or restated Service Orders, (iii) scanned Change Order agreements, and (iv) Company’s system screenshots. We make no representation regarding the validity or accuracy of the Servicer Order Information.

•
The term “Mapping Information” means an electronic data file entitled “Mapping Backup (3.17.22).xlsx” provided by the Structuring Agent on March 17, 2022, on behalf of the Company, containing mapping information for Data Center Name, Site/Location, and Product Family with respect to the Service Orders.

•
The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the “Service Order Information/Instructions” column of Exhibit B.

•	The term “Provided Information” means the Statistical Disclosure Date, Service Order Information, Mapping Information, and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Service Orders from the Data File as follows:

(i)	Selected one Service Order from each of the Top Tenants’ Service Orders (the “Top Tenant Sample”), and

(ii)	Selected 75 Service Orders from the Regular Tenants’ Service Orders (the “Regular Tenant Sample”).

The Top Tenant Sample and the Regular Tenant Sample constitute the “Selected Service Orders.” A listing of the Selected Service Orders is attached hereto as Exhibit A.  For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Services Orders we were instructed to randomly select from the Data File.

B.
For each Selected Service Order, we compared or recomputed the specified attributes listed in Exhibit B to or using the corresponding information included in the Service Order Information, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Service Order Information or the inability to agree the indicated information from the Data File to the Service Order Information for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception.

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

2

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Service Orders, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Service Orders to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such  Service Orders being securitized, (iii) the compliance of the originator of the  Service Orders with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the  Service Orders that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP
Irvine, California
March 28, 2022

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THE FOLLOWING PAGES CONSTITUTE EXHIBIT A.

Selected Service Order #	Subscription Summary	Top Tenant?	Selected Service Order #	Subscription Summary	Top Tenant?
1	SubSum-134994	yes	26	SubSum-98130	no
2	SubSum-218313	yes	27	SubSum-177710	no
3	SubSum-189193	yes	28	SubSum-184352	no
4	SubSum-202159	yes	29	SubSum-214930	no
5	SubSum-222552	yes	30	SubSum-196269	no
6	SubSum-207507	yes	31	SubSum-204283	no
7	SubSum-141568	yes	32	SubSum-187913	no
8	SubSum-187383	yes	33	SubSum-186520	no
9	SubSum-201185	yes	34	SubSum-109118	no
10	SubSum-173253	yes	35	SubSum-178330	no
11	SubSum-207003	yes	36	SubSum-196578	no
12	SubSum-209406	yes	37	SubSum-200404	no
13	SubSum-219893	yes	38	SubSum-173455	no
14	SubSum-206687	yes	39	SubSum-19813	no
15	SubSum-204574	yes	40	SubSum-187669	no
16	SubSum-221731	yes	41	SubSum-200478	no
17	SubSum-145619	yes	42	SubSum-188330	no
18	SubSum-201590	yes	43	SubSum-219211	no
19	SubSum-207445	yes	44	SubSum-198265	no
20	SubSum-210213	yes	45	SubSum-213197	no
21	SubSum-132517	yes	46	SubSum-142439	no
22	SubSum-206000	yes	47	SubSum-87632	no
23	SubSum-209440	yes	48	SubSum-202773	no
24	SubSum-188928	yes	49	SubSum-180915	no
25	SubSum-212607	yes	50	SubSum-167122	no

Selected Service Order #	Subscription Summary	Top Tenant?	Selected Service Order #	Subscription Summary	Top Tenant?
51	SubSum-218243	no	76	SubSum-209098	no
52	SubSum-217635	no	77	SubSum-152924	no
53	SubSum-110650	no	78	SubSum-211052	no
54	SubSum-36338	no	79	SubSum-74723	no
55	SubSum-214819	no	80	SubSum-199397	no
56	SubSum-177342	no	81	SubSum-221019	no
57	SubSum-102034	no	82	SubSum-3595	no
58	SubSum-103761	no	83	SubSum-203774	no
59	SubSum-191721	no	84	SubSum-167974	no
60	SubSum-208298	no	85	SubSum-191086	no
61	SubSum-74432	no	86	SubSum-5638	no
62	SubSum-53196	no	87	SubSum-191039	no
63	SubSum-4671	no	88	SubSum-107428	no
64	SubSum-211140	no	89	SubSum-95304	no
65	SubSum-201544	no	90	SubSum-182968	no
66	SubSum-185602	no	91	SubSum-112940	no
67	SubSum-211332	no	92	SubSum-67867	no
68	SubSum-211344	no	93	SubSum-175315	no
69	SubSum-23417	no	94	SubSum-180258	no
70	SubSum-91484	no	95	SubSum-194684	no
71	SubSum-78516	no	96	SubSum-186411	no
72	SubSum-148040	no	97	SubSum-217498	no
73	SubSum-20513	no	98	SubSum-156295	no
74	SubSum-146778	no	99	SubSum-204912	no
75	SubSum-223737	no	100	SubSum-105847	no

THE FOLLOWING PAGES CONSTITUTE EXHIBIT B.

#	Attribute	Service Order Information/Instructions

1	Subscription Summary	Not applicable. Unique identifier for information purposes only.

2	Account Name	Service Order Information

3	Customer Since (Date)	Service Order Information

4	Data Center Name	If Data Center Name was not listed in the Service Order Information, compare Data Center Name using the Mapping Information

5	Market	Service Order Information

6	Site / Location	If Site / Location was not listed in the Service Order Information, compare Site / Location using the Mapping Information

7	Contract Term (months)	Service Order Information

8	Auto Escalator Percentage	Service Order Information

9	Product Family	If Product Family was not listed in the Service Order Information, compare Product Family using the Mapping Information

10	Quantity (units vary per Product Family and Business Service)	Service Order Information

11	Auto Renewal Term (in months)	Service Order Information

12	Monthly Net Price / Total MRR (Monthly Recurring Revenue)
If Monthly Net Price / Total MRR was listed in the Service Order Information as of a date other than the Statistical Disclosure Date, recompute using the Escalator Percentage and time between the listed as-of date and Statistical Disclosure Date and the following formula:
Monthly Net Price / Total MRR = (listed Monthly Net Price / Total MRR) * (1 + Escalator Percentage) ^ n,
where n is equal to the time, in years, between the listed as-of date and Statistical Disclosure Date

13	ContractEndDate	If Contract End Date was not listed in the Service Order Information, recompute as the contract start date listed in Service Order Information plus Contract Term

14	Remaining Term (in months)	Recompute as the number of months between the Statistical Disclosure Date and ContractEndDate

THE FOLLOWING PAGES CONSTITUTE EXHIBIT C.

Subscription Summary	Attribute	Per Data File	Per Service Order Information
SubSum-223737	Auto Escalate Percentage	0.00%	3.00%
SubSum-142439	Auto Renewal Term (in months)	1	12
SubSum-173253	Auto Renewal Term (in months)	11	9
SubSum-207507	Auto Renewal Term (in months)	0	60
SubSum-214930	Auto Renewal Term (in months)	36	12
SubSum-87632	Auto Renewal Term (in months)	1	12
SubSum-109118	Contract Term (months)	59	60
SubSum-142439	Contract Term (months)	51	60
SubSum-167122	Contract Term (months)	24	26
SubSum-182968	Contract Term (months)	44	36
SubSum-200404	Contract Term (months)	27	24
SubSum-206000	Contract Term (months)	37	72
SubSum-212607	Contract Term (months)	78	84
SubSum-222552	Contract Term (months)	119	120
SubSum-36338	Contract Term (months)	24	23
SubSum-87632	Contract Term (months)	51	60
SubSum-142439	ContractEndDate	01/31/22	10/31/22
SubSum-212607	ContractEndDate	02/28/22	08/31/22
SubSum-36338	ContractEndDate	06/30/22	05/31/22
SubSum-87632	ContractEndDate	01/31/22	10/31/22
SubSum-98130	ContractEndDate	11/30/22	11/30/23
SubSum-103761	Customer Since (Date)	07/17/09	01/13/11
SubSum-105847	Customer Since (Date)	07/01/08	10/01/03
SubSum-191039	Customer Since (Date)	02/07/14	11/29/13
SubSum-196269	Customer Since (Date)	05/31/11	09/01/06
SubSum-200478	Customer Since (Date)	07/01/08	10/25/05
SubSum-201590	Customer Since (Date)	06/09/06	11/10/06

SubSum-202773	Customer Since (Date)	04/02/09	11/07/06
SubSum-20513	Customer Since (Date)	02/08/05	10/31/02
SubSum-214819	Customer Since (Date)	07/01/08	12/08/11
SubSum-217635	Customer Since (Date)	07/01/08	08/03/03
SubSum-219211	Customer Since (Date)	04/30/06	Not listed
SubSum-221731	Customer Since (Date)	02/11/16	05/01/09
SubSum-204574	Monthly Net Price / Total MRR	$7,284.06	$3,553.20
SubSum-204574	Quantity	54	28
SubSum-142439	Remaining Term (in months)	1	10
SubSum-212607	Remaining Term (in months)	2	8
SubSum-36338	Remaining Term (in months)	6	5
SubSum-87632	Remaining Term (in months)	1	10
SubSum-98130	Remaining Term (in months)	11	23